Document and Entity Information	Mar. 01, 2023
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000789570
Document Type	8-K
Document Period End Date	Mar. 01, 2023
Entity Registrant Name	MGM RESORTS INTERNATIONAL
Entity File Number	001-10362
Entity Tax Identification Number	88-0215232
Entity Address, Address Line One	3600 Las Vegas Boulevard South
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89109
City Area Code	(702)
Local Phone Number	693-7120
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock (Par Value $0.01)
Trading Symbol	MGM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false